Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Summary of consolidated provision for income taxes

	Year Ended December 31,
	2010	2011	2012
Current:
Federal provision	$—	$—	$4,329
State & local provision	1,169	723	1,233
Deferred:
Federal (benefit)	—	—	(29,772)
State & local (benefit) provision	(293)	253	(1,528)

Provision (benefit) for income taxes	$876	$976	$(25,738)

Schedule of provision for income taxes differs from statutory income tax rate

	Year Ended December 31,
	2010	2011	2012
U.S. income tax at federal statutory rate	—%	—%	35.00%
State and local taxes, net of federal benefit	4.00%	4.00%	2.84%
Benefit from change in tax status	—%	—%	(31.36)%
LLC income not subject to federal and state tax	—%	—%	(131.83)%
Non-deductible—restricted stock	—%	—%	7.25%
Non-deductible—other	0.40%	0.50%	0.34%

Total provision (benefit) for income taxes	4.40%	4.50%	(117.76)%

Schedule of company's tax effects of temporary differences and tax carryforwards that give rise to significant portions of the deferred tax assets

	Year Ended December 31,
	2011	2012
Deferred tax assets:
Deferred revenue	$547	$14,237
Intangible amortization	—	14,861
Non-income tax reserve	91	2,576
Non-cash equity-based compensation	60	1,136
Other liabilities	10	384

Net deferred tax assets	708	33,194
Deferred tax liabilities:
Depreciation and amortization	(6)	(1,195)

Net deferred tax assets	$702	$31,999

Summary of changes to the Company's unrecognized tax benefits

	Year Ended December 31,
	2011	2012
Balance of unrecognized tax benefits at January 1	$—	$60
Gross additions for tax positions for prior years	—	18
Gross additions for tax positions for current year	60	727
Gross expirations	—	—
Gross settlements	—	—

Balance of unrecognized tax benefits at December 31	$60	$805